Share-based compensation (Summary of Restricted Share Units Activity) (Details) - 2011 Incentive Scheme [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of restricted shares
Outstanding at the end of the period (in shares)	9,414,400
Weighted average grant-date fair value
Outstanding at the end of the period (in dollars per share)	$ 3.7997
Restricted share units [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)	72,652,890	27,113,132	25,229,634
Granted (in shares)	9,387,270	62,770,405	16,114,095
Forfeited (in shares)	(42,872,565)	(10,312,521)	(6,381,786)
Vested (in shares)	(15,139,700)	(6,918,126)	(7,848,811)
Outstanding at the end of the period (in shares)	24,027,895	72,652,890	27,113,132
Expected to vest at the end of the period (in shares)	21,487,110
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 3.6059	$ 3.9034	$ 4.9639
Granted (in dollars per share)	3.6323	3.6059	3.0005
Forfeited (in dollars per share)	3.5461	3.9198	4.7840
Vested (in dollars per share)	3.6104	4.3045	4.7427
Outstanding at the end of the period (in dollars per share)	3.7202	$ 3.6059	$ 3.9034
Expected to vest at the end of the period (in dollars per share)	$ 3.7203